Earnings per Unit and Cash Distributions - Additional Information (Details)		3 Months Ended				6 Months Ended
	May 27, 2021 shares	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2021 shares
Distribution Made to Limited Partner
May 27, 2021: Conversion of Series A Preferred Units						(208,334)
Series A Preferred Stock
Distribution Made to Limited Partner
Potentially dilutive preferred units						3,541,666
IDR Holders | Maximum [Member]
Distribution Made to Limited Partner
Required percentage of operating surplus distribution		48.00%	48.00%	48.00%	48.00%
Common Units
Distribution Made to Limited Partner
May 27, 2021: Conversion of Series A Preferred Units						215,292
Common Units | Public
Distribution Made to Limited Partner
Number of common units and subordinated units outstanding						24,251,518
Common Units | KNOT [Member]
Distribution Made to Limited Partner
Number of common units and subordinated units outstanding						8,567,500
Tortoise Direct Opportunities Fund LP | Series A Preferred Stock
Distribution Made to Limited Partner
Shares held	416,677
Shares sold	208,333
May 27, 2021: Conversion of Series A Preferred Units	208,334
Tortoise Direct Opportunities Fund LP | Common Units
Distribution Made to Limited Partner
May 27, 2021: Conversion of Series A Preferred Units	215,292
Conversion rate	1.0334
Public | Partnership [Member]
Distribution Made to Limited Partner
Percentage of limited partner interest						73.70%
KNOT [Member] | Common Units | Series A Preferred Stock
Distribution Made to Limited Partner
May 27, 2021: Conversion of Series A Preferred Units						208,333
KNOT [Member] | Partnership [Member]
Distribution Made to Limited Partner
Percentage of limited partner interest						26.00%
KNOT [Member] | KNOT [Member]
Distribution Made to Limited Partner
Number of general partner units outstanding						615,117
KNOT [Member] | Common Units | KNOT [Member]
Distribution Made to Limited Partner
Number of common units and subordinated units outstanding						90,368
KNOT [Member] | Partnership [Member]
Distribution Made to Limited Partner
Percentage of limited partner interest						0.30%
Percentage of general partner interest						1.83%